BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.

ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES

This is to certify that:

     First: The charter of BlackRock MuniHoldings California Quality Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Muni Term Preferred Shares, dated as of March 21, 2012, as previously amended by Articles of Amendment, dated as of April 1, 2015, Articles of Amendment, dated as of September 29, 2015, Articles of Amendment, dated as of April 13, 2016, Articles of Amendment, dated as of September 28, 2018, and Articles of Amendment, dated as of September 26, 2019 (collectively, the “Articles Supplementary”).

     Second: The charter of the Corporation is hereby amended by deleting subsection (e) of the definition of “Increased Rate Event” in the Articles Supplementary in its entirety and replacing it with the following definition as of April 3, 2020: (e) failure by the Trust on the last day of an applicable Effective Leverage Ratio Cure Period to have an Effective Leverage Ratio of not greater than 45%, except that for the period from and including April 3, 2020 and through and including June 1, 2020, failure by the Trust on the last day of an applicable Effective Leverage Ratio Cure Period to have an Effective Leverage Ratio of not greater than 50%. This Increased Rate Event shall be considered cured on the date the Trust next has an Effective Leverage Ratio of not greater than 45% or 50%, as applicable;

     Third: The charter of the Corporation is hereby amended by deleting Section 6(b) in the Articles Supplementary in its entirety and replacing it with the following as of April 3, 2020:

Effective Leverage Ratio. The Trust shall maintain an Effective Leverage Ratio of not greater than 45% (other than solely by reason of fluctuations in the market value of its portfolio securities), except that for the period from and including April 3, 2020 and through and including June 1, 2020, the Trust shall maintain an Effective Leverage Ratio of not greater than 50% (other than solely by reason of fluctuations in the market value of its portfolio securities). In the event that the Trust’s Effective Leverage Ratio exceeds 45% or 50%, as applicable (whether by reason of fluctuations in the market value of its portfolio securities or otherwise), the Trust shall cause the Effective Leverage Ratio to be 45% or lower or 50% or lower, as applicable, within ten (10) Business Days (“Effective Leverage Ratio Cure Period”).

Fourth: These Articles of Amendment shall be effective as of April 3, 2020.

     Fifth: The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

[Signature Page Follows]

     IN WITNESS WHEREOF, BlackRock MuniHoldings California Quality Fund, Inc. has caused these Articles of Amendment to be signed as of April 2, 2020 in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIHOLDINGS
CALIFORNIA QUALITY FUND, INC.

By: /s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name: Janey Ahn
Title: Secretary

[Signature Page – MUC Amendment to the Articles Supplementary]